Securities at fair value through other comprehensive income and securities at amortized cost - Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt securities at fair value through other comprehensive income
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	₩ 63,806,919	₩ 57,409,433
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Net increase and decrease	(1,737,816)	6,397,486
Business combination	24,805
Ending balance	62,093,908	63,806,919
Debt securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	63,654,133	57,142,298
Transfer (from)to 12-month expected credit loss	61,740	51,055
Transfer (from)to life time expected credit loss	(23,619)	(35,665)
Net increase and decrease	(1,690,349)	6,496,445
Business combination	24,805
Ending balance	62,026,710	63,654,133
Debt securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	152,786	267,135
Transfer (from)to 12-month expected credit loss	(61,740)	(51,055)
Transfer (from)to life time expected credit loss	23,619	35,665
Net increase and decrease	(47,467)	(98,959)
Ending balance	67,198	152,786
Debt securities at amortized cost
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	49,947,023	47,293,109
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Net increase and decrease	8,040,841	2,653,914
Ending balance	57,987,864	49,947,023
Debt securities at amortized cost | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	49,910,733	47,293,109
Transfer (from)to 12-month expected credit loss	18,544	0
Transfer (from)to life time expected credit loss	0	(35,505)
Net increase and decrease	8,048,071	2,653,129
Ending balance	57,977,348	49,910,733
Debt securities at amortized cost | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	36,290	0
Transfer (from)to 12-month expected credit loss	(18,544)	0
Transfer (from)to life time expected credit loss	0	35,505
Net increase and decrease	(7,230)	785
Ending balance	₩ 10,516	₩ 36,290